Operating leases and other commitment	6 Months Ended
Jun. 30, 2021
5. Operating lease and other commitments
5.	Operating leases and other commitment

Effective for annual reporting periods beginning on or after January 1, 2019, IFRS 16 introduced a new approach to lessee accounting that requires a lessee to recognize assets and liabilities for the rights and obligations created by leases. IFRS 16 requires a lessee to recognize assets and liabilities for all leases with a term of more than 12 months. The IASB concluded that such an approach will result in a more faithful representation of a lessee’s assets and liabilities and, together with enhanced disclosures, greater transparency of a lessee’s financial leverage and capital employed.

We adopted this standard on January 1, 2019, with an immaterial cumulative adjustment of $11,667 to accumulated deficit rather than retrospectively adjusting prior periods. We used an incremental borrowing rate as a discount rate for our operating leases. The discount rate ranges from 5.00% to 7.03%. The average remaining years for our lease are 0.67 years as of June 30, 2021.

The following table provides the changes in the Corporation’s operating lease right-of-use assets for the six months ended June 30, 2021 and 2020 respectively:

(amounts in dollars)	Total
Balances as of January 1, 2021	$422,297
Renewed office lease	-
Accumulated amortization	(111,212)
Balances as of June 30, 2021	$311,085

(amounts in dollars)	Total
Balances as of January 1, 2020	$135,541
Renewed office lease	144,169
Accumulated amortization	(130,614)
Balances as of June 30, 2020	$149,096

The following table provides the changes in the Corporation’s operating lease liability for the six months ended June 30, 2021 and 2020 respectively:

(amounts in dollars)	Total

Balances as of January 1, 2021	$425,620
Renewed office lease	-
Repayments of lease liability	(119,789)
Other	9,790
Balances as of June 30, 2021	$315,621
Lease liability due within one year	$8,797
Lease liability long term	$306,824

(amounts in dollars)	Total

Balances as of January 1, 2020	$147,036
Renewed office lease	144,169
Repayments of lease liability	(139,580)
Other	5,373
Balances as of June 30, 2020	$156,998
Lease liability due within one year	$54,643
Lease liability long term	$102,355

The total future commitment payment amount for above lease is $334,334 comparing an outstanding lease liability of $315,621 as of June 30, 2021. The difference is due to interest expense.

In addition to the lease commitment, the corporation has a future insurance premium payment and copier rent of $4,871 as of June, 30,2021.